Mar. 20, 2025
Redwood Managed Municipal Income Fund
SUMMARY SECTION – Redwood Managed Municipal Income Fund
Investment Objective
The investment objective of the Redwood Managed Municipal Income Fund (the “Fund”) seeks to generate tax-efficient income, while focusing on managing downside risk.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Redwood Managed Municipal Income Fund Class I USD ($)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Redwood Managed Municipal Income Fund Class I
Management fees	0.70%
Distribution (Rule 12b-1) fee	none
Other expenses	0.33%	[1]
Shareholder service fees	0.14%
Acquired fund fees and expenses	1.31%	[2]
Total Annual Fund Operating Expenses	2.34%
Fees Waived and/or Expenses Reimbursed	(0.03%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	2.31%	[3],[4]
[1]	“Other Expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	“Acquired fund fees and expenses” are the indirect costs of investing in other investment companies.
“Acquired fund fees and expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.00% of the average daily net assets of Class I shares of the Fund. This agreement is in effect for a period of two years from the date of the reorganization of the Predecessor Fund (defined below) and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[4]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. In addition, the fees and expenses shown in the table above and the Expense Example that follows include the Fund’s share of the fees and expenses of an affiliated fund in which the Fund invests. However, to avoid charging duplicative fees, the Fund’s advisor voluntarily waives and/or reimburses the Fund’s management fee with respect to the amount of its net assets invested in such underlying affiliated fund. The amount of this waiver/reimbursement will fluctuate depending on the Fund’s daily allocations to the underlying affiliated fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Redwood Managed Municipal Income Fund | Class I | USD ($)	234	728	1,248	2,674

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2024, the portfolio turnover rate for the Predecessor Fund (defined below) was 135% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests, directly or indirectly, at least 80% of its net assets (plus any borrowings for investment purposes) in, or derives at least 80% of its income from, securities that are exempt from regular federal income tax regardless of whether those securities subject the investors to alternative minimum tax. Utilizing a quantitative and tactical approach, the Fund’s advisor, Redwood Investment Management, LLC (“Redwood” or the “Advisor”), implements a strategy that seeks to hold a diversified portfolio of primarily high-yield municipal open-end mutual funds, closed-end funds, or exchange-traded funds (“ETFs”) when the Advisor’s quantitative risk models indicate that the high yield municipal bond markets are trending upwards, and municipal money market securities or funds when the risk measurements indicate that the high yield municipal bond markets are trending downwards. Depending on market conditions, the Fund may be invested primarily in: (i) high yield municipal bond funds and other municipal fixed income funds with similar characteristics; (ii) short-term municipal money market fund securities; or (iii) a combination of (i) and (ii). The strategy can also invest in other fixed income asset classes such as, but not limited to, short-, intermediate-, and long-term municipal funds and single state municipal funds. In selecting investments for the Fund’s portfolio, the Advisor evaluates the high-yield municipal asset class’s directional trends using quantitative models and inputs. The Fund’s direct investments in municipal securities may include securities of any credit quality or maturity.

Although the Advisor intends for the Fund to invest primarily in the securities identified immediately above, the Fund may also have exposure to the U.S. fixed income markets (including private debt) by investing up to 20% of its assets in other investment companies that are not municipal funds, including open-end mutual funds, ETFs, closed-end funds (including tender offer and interval funds and business development companies), and real estate investment trusts (“REITs”). The investment companies in which the Fund invests may invest in securities of any maturity or quality, including securities rated below investment grade (“junk bonds”). The Fund may invest in affiliated and unaffiliated investment companies.

To seek greater investment exposure to the Fund’s holdings, the Fund has the ability under the Investment Company Act of 1940, as amended (the “1940 Act”), to leverage its portfolio by borrowing money from a bank in the amount of up to one-third of its assets (which includes the borrowed amount). The Fund may invest directly or indirectly in various types of derivatives, including swaps, as a substitute for making direct investments in underlying instruments or to reduce certain investment exposures. The Fund may borrow money to enter into swaps that may leverage the Fund’s portfolio to a significant degree. In addition, the Fund may engage in active and frequent trading.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Redwood Managed Volatility Fund, a series of Two Roads Shared Trust (the “Predecessor Fund”), from year to year for Class I shares and by showing how the average annual total returns of each class of the Predecessor Fund compare with the average annual total returns of the Bloomberg U.S. Municipal Bond Index, a broad-based securities market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website www.redwoodmutualfunds.com, or by calling the Fund at 1-888-988-9882.

The Fund will acquire all of the assets and liabilities of the Predecessor Fund in the reorganization of the Predecessor Fund, which is expected to occur in the second quarter of 2025. As a result of the reorganization, the Fund will adopt the accounting and performance history of the Predecessor Fund. Performance results shown in the bar chart and performance table below for the periods prior to the reorganization reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Annual Total Return (before taxes) for Predecessor Fund Class I Shares For each calendar year at NAV

Predecessor Fund Class I Shares
Highest Calendar Quarter Return at NAV	5.80%	12/31/2023
Lowest Calendar Quarter Return at NAV	(5.78)%	6/30/2022

Average Annual Total Returns (for the periods ended December 31, 2024)
Average Annual Returns - Redwood Managed Municipal Income Fund	Label	1 Year		5 Years		Since Inception		Inception Date
Class I	Class I Shares – Return Before Taxes	2.85%		0.13%		2.21%		Mar. 09, 2017
Class I | Return After Taxes on Distributions	Class I Shares – Return After Taxes on Distributions	1.12%	[1]	(0.82%)	[1]	1.15%	[1]	Mar. 09, 2017	[1]
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares	1.69%	[1]	(0.11%)	[1]	1.37%	[1]	Mar. 09, 2017	[1]
Bloomberg U.S. Municipal Bond Index2 (reflects no deduction for fees, expenses or taxes)	Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	1.05%	[2]	0.99%	[2]	2.37%	[2]	Mar. 09, 2017	[2]
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I shares.
[2]	The Bloomberg U.S. Municipal Bond Index measures the performance of the Bloomberg U.S. Municipal bonds market, which covers the U.S. dollar denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds insured bonds, and pre-refunded bonds. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.